Fair Value Measurements (Details 1) - Employee Stock Option [Member]	6 Months Ended
Jun. 30, 2016
Class of Stock [Line Items]
Expected dividend yield	0.00%
Expected volatility	64.50%
Risk-free interest	0.41%
Expected life	9 months 4 days